STOCK OPTIONS AND WARRANTS (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Weighted average fair value of options granted	$ 3.39	$ 6.09
Expected dividends yield	0.00%	0.00%
Forfeiture rate	0.00%	0.00%
Maximum
Expected life	10 years	10 years
Risk-free interest rate	2.93%	1.56%
Expected volatility	73.00%	58.85%
Minimum
Expected life	5 years	5 years
Risk-free interest rate	0.01%	0.01%
Expected volatility	55.80%	50.00%